Subsequent Events (Details)	Apr. 10, 2024 HKD ($)	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Subsequent Events [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.001
Maximum [Member]
Subsequent Events [Line Items]
Authorized shares		400,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares		200,000,000		200,000,000	200,000,000
Par value (in Dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares		200,000,000		200,000,000	200,000,000
Par value (in Dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Forecast [Member] | AGM Electronic Technology Limited [Member]
Subsequent Events [Line Items]
Equity interests percentage	100.00%
capital investment amount (in Dollars) | $	$ 1
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares			3,750,000